Statements of Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Net income for the year	R$ 402,944	R$ 1,132,320	R$ 1,525,865
Items that are subsequently reclassified to profit or loss:
Fair value adjustments of financial instruments of subsidiaries, net	(51,319)	(213,937)	(4,016)
Fair value adjustments of financial instruments of joint ventures, net	(978)	(2,329)	3,535
Cumulative translation adjustments, net of hedge of net investments in foreign operations and income and social contribution taxes	36,570	12,796	45,542
Items that are not subsequently reclassified to profit or loss:
Actuarial gain (losses) of post-employment benefits of subsidiaries, net	(29,996)	(5,282)	(23,856)
Actuarial gain (losses) of post-employment benefits of joint-ventures, net	(6,791)	(1,375)	544
Total comprehensive income for the year	350,430	922,193	1,547,614
Total comprehensive income for the year attributable to shareholders of the Company	327,768	944,404	1,553,489
Total comprehensive income for the year attributable to non-controlling interest in subsidiaries	R$ 22,662	R$ (22,211)	R$ (5,875)